Document and Entity Information	Sep. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001831915
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	Cytek Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40632
Entity Tax Identification Number	47-2547526
Entity Address, Address Line One	47215 Lakeview Boulevard
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(877)
Local Phone Number	922-9835
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CTKB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false